Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 79	$ 530
Accounts receivable (Note 8)	830	767
Due from related parties (Note 28)	313	282
Other current assets (Note 9)	132	281
Total current assets	1,354	1,860
Property, plant and equipment (Note 10)	26,874	25,077
Other long-term assets:
Regulatory assets (Note 12)	3,260	2,964
Deferred income tax assets (Note 6)	119	114
Intangible assets (Note 11)	656	608
Goodwill	373	373
Other assets (Note 13)	216	461
Total other long-term assets	4,624	4,520
Total assets	32,852	31,457
Current liabilities:
Short-term notes payable (Notes 16, 18)	279	1,374
Long-term debt payable within one year (Notes 16, 17, 18)	700	733
Total current liabilities	2,720	3,652
Long-term liabilities:
Long-term debt (Notes 16, 17, 18)	14,710	13,030
Regulatory liabilities (Note 12)	908	1,123
Deferred income tax liabilities (Note 6)	1,067	715
Other long-term liabilities (Note 15)	1,682	1,545
Total long-term liabilities	18,367	16,413
Total liabilities	21,087	20,065
Contingencies and Commitments (Notes 30, 31)
Subsequent Events (Note 33)
Noncontrolling interest subject to redemption (Note 27)	20	20
Equity
Common shares (Note 23)	5,706	5,699
Additional paid-in capital (Note 26)	30	34
Retained earnings	5,947	5,562
Accumulated other comprehensive income (loss)	(3)	11
Hydro One shareholders’ equity	11,680	11,306
Noncontrolling interest (Note 27)	65	66
Total equity	11,745	11,372
Total liabilities, preferred shares, noncontrolling interest subject to redemption and equity	32,852	31,457
Nonrelated Party
Current liabilities:
Accounts payable and other current liabilities (Note 14)	1,439	1,274
Related Party
Current liabilities:
Accounts payable and other current liabilities (Note 14)	$ 302	$ 271